Investment properties (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Fair value at the beginning of the year	$ 651,965
Net gain / (loss) from fair value adjustment	(51,677)		$ (35,750)		$ (7,940)
Currency translation adjustment		$ (370)		$ (8,888)		$ (24,100)
Fair value at the end of the year	586,317		651,965
Level 3 [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	182,674		316,608
Additions	2,711		4,424
Disposals	0		0
Transfers	882		(136,475)
Net gain / (loss) from fair value adjustment	(9,396)		(1,905)
Additions of capitalized leasing costs	51		41
Depreciation of capitalized leasing costs	(17)		(19)
Currency translation adjustment	0		0
Fair value at the end of the year	176,905		182,674		316,608
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	469,291		358,952
Additions	3,317		15,862
Disposals	25,958		62,768
Transfers	3,252		128,283
Net gain / (loss) from fair value adjustment	(42,281)		37,655
Additions of capitalized leasing costs	14		50
Depreciation of capitalized leasing costs	(18)		(78)
Currency translation adjustment	1,795			$ (8,665)
Fair value at the end of the year	$ 409,412		$ 469,291		$ 358,952